TD Auto Finance LLC	Final Report	Distribution Date: 08-May-13
CFAST 2010-A Monthly Servicer’s Certificate (MQ)		Page 1 of 3

Payment Determination Statement Number	32
Distribution Date	08-May-13
Record Date	07-May-13

Dates Covered	From and	To and Including
Collections Period	01-Apr-13		30-Apr-13
Accrual Period	08-Apr-13		07-May-13
30/360 Days	30
Actual/360 Days	30

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance—Beginning of Period	47,261		$208,723,783.47
Collections of Installment Principal			18,149,634.46
Collections Attributable to Full Payoffs			7,307,991.06
Principal Amount of Repurchases			182,633,829.69
Principal Amount of Gross Losses			632,328.26

Pool Balance—End of Period(EOP)	0		$0.00

Pool Statistics		End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)			$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)			0.00%

Ending Overcollateralization(O/C) Amount			$0.00
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)			0.000%
Ending Reserve Account Balance			$0.00

Net Credit Losses		–$	199,592.43	Trigger	Compliance?
Net Credit Loss Percentage			1.634%	8.00%	Yes
Cumulative Net Credit Losses			$34,330,062.59
Cumulative Recovery Ratio			54.177%

		$ Amount		% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent			$0.00	0.000%	0
61-90 Days Delinquent			0.00	0.000%	0
91-120 Days Delinquent			0.00	0.000%	0
121 Days or More Delinquent			0.00	0.000%	0
Repossessions			0.00	0.000%	0
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount			$0.00
60+ Days Delinquency Ratio (3 mos weighted avg.)			0.00000%

		Current Month		Prior Month

Weighted Average A.P.R.			0.000%	7.557%
Weighted Average Remaining Term (months)			0.00	13.69
Weighted Average Seasoning (months)			0.00	57.84

TD Auto Finance LLC	Final Report	Distribution Date: 08-May-13
CFAST 2010-A Monthly Servicer’s Certificate (MQ)		Page 2 of 3

Cash Sources
Collections of Installment Principal	$18,149,634.46
Collections Attributable to Full Payoffs	7,307,991.06
Principal Amount of Repurchases	182,633,829.69
Recoveries on Loss Accounts	831,920.69
Collections of Interest	1,359,305.54
Investment Earnings	0.81
Reserve Account Draw	0.00

Total Sources	$210,282,682.25

Cash Uses
Servicer Fee	$173,936.49
Backup Servicer Fee	2,500.00
A Note Interest	0.00
First Priority Principal Distribution Amount	0.00
B Note Interest	0.00
Second Priority Principal Distribution Amount	0.00
C Note Interest	0.00
Third Priority Principal Distribution Amount	0.00
D Note Interest	304,133.16
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	103,681,757.70
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	106,120,354.90

Total Cash Uses	$210,282,682.25

Administrative Payment
Total Principal and Interest Sources	$210,282,682.25
Investment Earnings in Trust Account	(0.81)
Daily Collections Remitted	(210,282,681.44)
Reserve Account Release	(10,504,202.58)
Servicer Fee	(173,936.49)
Distribution to Class E Noteholders	(106,120,354.90)

Payment Due to/(from) Trust Account	($116,798,493.97)

O/C Release (Prospectus pg S42)
Pool Balance	$0.00

Total Securities	$0.00

Adjusted O/C Amount	$0.00

Target Overcollateralization Amount	$0.00

O/C Release Period?	Yes

O/C Release	$106,120,354.90

Current Net Credit Loss Percentage	1.634%

If Net Credit Loss Percentage is	Required O/C
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%
Current Required O/C%		8.000%

TD Auto Finance LLC	Final Report	Distribution Date: 08-May-13
CFAST 2010-A Monthly Servicer’s Certificate (MQ)		Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-3 318,891,000.00 @ 0.91%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class B 82,983,000.00 @ 1.65%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class C 80,882,000.00 @ 2.00%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class D 109,244,000.00 @ 3.52%	103,681,757.70	0.00	0.0000000	103,681,757.70	949.0842307	304,133.16	2.7839804

Total Notes	$103,681,757.70	$0.00		$103,681,757.70		$304,133.16

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager                                 06-May-13

(248) 427-2557                        Date